Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Revenue
	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Revenue from contract services	38,289,161	42,571,195	10,440,513
Revenue from sales of goods	2,507,413	4,728,963	1,159,770
Revenue from contract services – related parties	14,669,420	35,713,128	8,758,584
	55,465,994	83,013,286	20,358,867

Timing of revenue recognition:
Point in time	2,507,413	4,728,963	1,159,770
Over time	52,958,581	78,284,323	19,199,097
	55,465,994	83,013,286	20,358,867

Unsatisfied performance obligation	196,695,432	176,320,359	43,242,271